Cost of Revenue - Summary of Components of Cryptocurrency Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost of Revenue [Line Items]
Impairment of cryptocurrencies	$ 0	$ 0
Cryptocurrencies [Member]
Cost of Revenue [Line Items]
Impairment of cryptocurrencies	$ 7,723	$ 6,821
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues
Gains from the sale of cryptocurrencies	$ 100	$ 2,300